Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

May 31, 2021

SS1-QTLY-0721
1.9863241.106

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 52.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 0.9% 3/25/24	$6,000,000	$6,016,368
NTT Finance Corp.:
0.373% 3/3/23 (a)	6,080,000	6,085,168
0.583% 3/1/24 (a)	2,527,000	2,530,677
1.162% 4/3/26 (a)	5,299,000	5,282,348
Verizon Communications, Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.500% 0.51% 3/22/24 (b)(c)	3,796,000	3,822,686
0.75% 3/22/24	2,835,000	2,858,492
		26,595,739
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	8,870,000	9,217,950
Time Warner Cable LLC 4% 9/1/21	724,000	725,893
		9,943,843
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7866% 3/22/22 (b)(c)	5,453,000	5,470,739
T-Mobile U.S.A., Inc. 3.5% 4/15/25	4,500,000	4,883,648
		10,354,387

TOTAL COMMUNICATION SERVICES		46,893,969

CONSUMER DISCRETIONARY - 3.9%
Automobiles - 3.5%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.150% 0.3001% 2/22/23 (b)(c)	5,117,000	5,119,590
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	10,323,000	10,886,957
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.0559% 2/15/22 (a)(b)(c)	6,549,000	6,582,460
0.75% 3/1/24 (a)	6,205,000	6,218,975
2.85% 1/6/22 (a)	5,000,000	5,076,195
General Motors Financial Co., Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.200% 1.21% 11/17/23 (b)(c)	10,000,000	10,186,900
1.05% 3/8/24	1,414,000	1,423,309
1.25% 1/8/26	4,954,000	4,916,747
4.15% 6/19/23	5,000,000	5,339,749
4.2% 11/6/21	16,052,000	16,317,884
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	6,000,000	6,029,833
2.9% 5/13/22 (a)	2,242,000	2,295,695
4% 11/12/21 (a)	5,000,000	5,083,516
		85,477,810
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	1,998,000	2,058,188
Specialty Retail - 0.0%
TJX Companies, Inc. 3.5% 4/15/25	1,418,000	1,552,456
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	6,737,000	6,842,774

TOTAL CONSUMER DISCRETIONARY		95,931,228

CONSUMER STAPLES - 2.6%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	3,339,000	3,729,455
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	7,000,000	7,012,874
Molson Coors Beverage Co. 3.5% 5/1/22	3,498,000	3,599,970
		14,342,299
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,124,000	1,125,300
0.8% 2/10/24 (a)	1,376,000	1,374,725
		2,500,025
Food Products - 0.5%
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,924,926
Mondelez International, Inc. 0.625% 7/1/22	5,900,000	5,922,898
		10,847,824
Tobacco - 1.4%
BAT Capital Corp.:
2.764% 8/15/22	5,000,000	5,115,141
3.222% 8/15/24	350,000	372,689
BAT International Finance PLC 1.668% 3/25/26	5,000,000	4,989,591
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	5,257,000	5,545,633
3.75% 7/21/22 (a)	10,036,000	10,325,645
Philip Morris International, Inc.:
1.125% 5/1/23	3,910,000	3,975,310
2.875% 5/1/24	4,664,000	4,971,740
		35,295,749

TOTAL CONSUMER STAPLES		62,985,897

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,781,000	2,853,000
Cenovus Energy, Inc. 3% 8/15/22	4,666,000	4,769,217
Chevron Corp. 1.141% 5/11/23	4,099,000	4,167,603
Chevron U.S.A., Inc. 0.333% 8/12/22	6,000,000	6,007,298
Enbridge, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.400% 0.41% 2/17/23 (b)(c)	2,378,000	2,380,922
Energy Transfer LP:
3.6% 2/1/23	8,291,000	8,623,513
4.2% 9/15/23	1,668,000	1,787,481
Equinor ASA 1.75% 1/22/26	909,000	938,829
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,729,000	2,890,488
Kinder Morgan, Inc. 3.15% 1/15/23	4,100,000	4,272,455
Marathon Petroleum Corp. 4.5% 5/1/23	4,620,000	4,946,346
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (b)(c)	1,006,000	1,006,614
1.75% 3/1/26	5,000,000	5,066,278
3.375% 3/15/23	3,922,000	4,112,322
4.5% 7/15/23	990,000	1,060,973
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,092,755
Ovintiv, Inc. 3.9% 11/15/21	5,000,000	5,023,428
Phillips 66 Co.:
0.9% 2/15/24	6,000,000	6,012,138
3.7% 4/6/23	3,533,000	3,737,353
3.85% 4/9/25	5,000,000	5,515,458
Pioneer Natural Resources Co. 0.55% 5/15/23	4,724,000	4,739,495
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,958,000	10,179,600
Shell International Finance BV 3.5% 11/13/23	1,197,000	1,283,965
Suncor Energy, Inc. 3.6% 12/1/24	6,627,000	7,204,144
The Williams Companies, Inc.:
3.6% 3/15/22	11,729,000	11,966,516
4% 11/15/21	2,503,000	2,521,257
Valero Energy Corp.:
1.2% 3/15/24	7,000,000	7,079,584
2.7% 4/15/23	652,000	678,136
Western Gas Partners LP:
3 month U.S. LIBOR + 2.100% 2.2875% 1/13/23 (b)(c)	1,756,000	1,751,647
4.35% 2/1/25	2,828,000	2,948,190
		127,617,005
FINANCIALS - 26.6%
Banks - 14.1%
Bank of America Corp.:
0.81% 10/24/24 (b)	5,500,000	5,531,068
0.976% 4/22/25 (b)	5,000,000	5,030,052
3.004% 12/20/23 (b)	10,254,000	10,669,365
3.124% 1/20/23 (b)	20,513,000	20,882,864
Bank of Nova Scotia:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.440% 0.455% 4/15/24 (b)(c)	6,150,000	6,163,781
0.55% 9/15/23	7,000,000	7,022,024
Barclays PLC:
1.007% 12/10/24 (b)	3,245,000	3,262,769
3.932% 5/7/25 (b)	10,000,000	10,847,079
4.338% 5/16/24 (b)	5,000,000	5,350,950
BBVA U.S.A. 2.5% 8/27/24	5,600,000	5,912,325
BNP Paribas SA 3.5% 3/1/23 (a)	8,000,000	8,424,440
Canadian Imperial Bank of Commerce 0.95% 6/23/23	7,000,000	7,077,666
Capital One Bank NA 2.014% 1/27/23 (b)	5,000,000	5,052,753
Citigroup, Inc.:
0.981% 5/1/25 (b)	3,193,000	3,212,582
3.142% 1/24/23 (b)	16,242,000	16,535,291
4.4% 6/10/25	326,000	365,627
Danske Bank A/S 3.875% 9/12/23 (a)	3,793,000	4,049,879
HSBC Holdings PLC:
0.976% 5/24/25 (b)	6,000,000	6,025,270
1.645% 4/18/26 (b)	4,469,000	4,541,980
3.262% 3/13/23 (b)	3,274,000	3,349,347
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,000,000	5,215,198
JPMorgan Chase & Co.:
0.697% 3/16/24 (b)	5,000,000	5,021,310
0.824% 6/1/25 (b)	4,763,000	4,769,366
1.514% 6/1/24 (b)	4,680,000	4,778,426
2.083% 4/22/26 (b)	5,000,000	5,194,318
3.207% 4/1/23 (b)	6,026,000	6,172,180
3.22% 3/1/25 (b)	5,000,000	5,340,225
3.514% 6/18/22 (b)	13,681,000	13,701,546
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	4,010,000	4,022,914
1.326% 6/15/23 (b)	1,323,000	1,335,403
2.907% 11/7/23 (b)	9,000,000	9,313,024
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	6,000,000	6,035,214
2.193% 2/25/25	6,000,000	6,266,534
2.623% 7/18/22	7,221,000	7,411,992
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	2,945,000	2,961,607
National Bank of Canada 0.55% 11/15/24 (b)	2,428,000	2,422,930
NatWest Markets PLC 0.8% 8/12/24 (a)	3,125,000	3,129,055
PNC Bank NA:
1.743% 2/24/23 (b)	4,113,000	4,157,482
2.028% 12/9/22 (b)	5,000,000	5,044,961
Royal Bank of Canada 2.55% 7/16/24	6,460,000	6,845,570
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	3,422,000	3,534,236
3.875% 9/12/23	15,847,000	17,013,656
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000,000	5,211,256
3.5% 6/7/24	4,731,000	5,078,380
4.45% 12/3/21	10,083,000	10,257,821
Societe Generale:
2.625% 10/16/24 (a)	908,000	954,490
3.875% 3/28/24 (a)	3,557,000	3,850,087
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	586,000	585,972
1.474% 7/8/25	5,000,000	5,074,135
Synovus Bank 2.289% 2/10/23 (b)	1,383,000	1,394,980
Synovus Financial Corp. 3.125% 11/1/22	5,000,000	5,155,105
The Toronto-Dominion Bank:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.480% 0.49% 1/27/23 (b)(c)	5,000,000	5,024,884
0.25% 1/6/23	6,000,000	5,999,647
0.75% 6/12/23	5,000,000	5,045,887
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,000,000	5,124,993
3.75% 1/24/24	5,000,000	5,405,656
Wells Fargo Bank NA 2.082% 9/9/22 (b)	5,500,000	5,528,111
Zions Bancorp NA:
3.35% 3/4/22	1,971,000	2,009,411
3.5% 8/27/21	5,552,000	5,593,755
		346,288,829
Capital Markets - 6.0%
Credit Suisse AG:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 2/4/22 (b)(c)	2,500,000	2,503,400
0.495% 2/2/24	5,000,000	4,988,548
1% 5/5/23	4,000,000	4,045,510
Credit Suisse Group AG 3.574% 1/9/23 (a)	6,026,000	6,134,073
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,760,000	1,761,326
1.447% 4/1/25 (b)	4,153,000	4,192,050
2.222% 9/18/24 (b)	9,466,000	9,736,098
3.3% 11/16/22	6,460,000	6,709,083
4.25% 10/14/21	3,000,000	3,042,278
Goldman Sachs Group, Inc.:
0.523% 3/8/23	4,850,000	4,857,697
0.627% 11/17/23 (b)	5,000,000	5,010,123
2.876% 10/31/22 (b)	14,052,000	14,198,583
2.905% 7/24/23 (b)	15,513,000	15,950,958
Intercontinental Exchange, Inc. 0.7% 6/15/23	4,623,000	4,652,714
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1138% 7/22/22 (b)(c)	6,026,000	6,033,401
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 1/20/23 (b)(c)	5,000,000	5,011,950
0.529% 1/25/24 (b)	5,359,000	5,370,503
0.56% 11/10/23 (b)	6,000,000	6,013,084
0.731% 4/5/24 (b)	5,000,000	5,018,578
0.79% 5/30/25 (b)	6,000,000	5,995,424
2.625% 11/17/21	6,283,000	6,352,824
3.737% 4/24/24 (b)	6,026,000	6,399,005
NASDAQ, Inc. 0.445% 12/21/22	2,594,000	2,594,967
UBS AG London Branch 0.375% 6/1/23 (a)	5,687,000	5,683,133
UBS Group AG 1.008% 7/30/24 (a)(b)	5,345,000	5,392,442
		147,647,752
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	4,184,000	4,120,100
3.5% 5/26/22	5,000,000	5,129,857
4.125% 7/3/23	2,112,000	2,239,169
4.875% 1/16/24	1,464,000	1,597,331
Ally Financial, Inc.:
1.45% 10/2/23	789,000	801,488
3.05% 6/5/23	3,662,000	3,829,097
5.125% 9/30/24	4,280,000	4,843,737
American Express Co. 2.75% 5/20/22	5,244,000	5,362,411
Ford Motor Credit Co. LLC:
3.087% 1/9/23	5,000,000	5,093,750
4.14% 2/15/23	3,116,000	3,237,212
Synchrony Financial:
2.85% 7/25/22	5,641,000	5,776,812
4.25% 8/15/24	5,352,000	5,864,503
4.375% 3/19/24	5,198,000	5,697,119
Toyota Motor Credit Corp.:
0.5% 8/14/23	2,836,000	2,847,500
2.9% 3/30/23	1,727,000	1,810,273
		58,250,359
Diversified Financial Services - 0.6%
AIG Global Funding:
0.8% 7/7/23 (a)	1,634,000	1,651,128
2.3% 7/1/22 (a)	1,765,000	1,802,977
Athene Global Funding:
0.95% 1/8/24 (a)	5,259,000	5,283,884
1% 4/16/24 (a)	5,000,000	5,026,820
BP Capital Markets America, Inc. 2.937% 4/6/23	1,354,000	1,418,162
Equitable Holdings, Inc. 3.9% 4/20/23	340,000	360,511
		15,543,482
Insurance - 3.5%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7066% 9/20/21 (a)(b)(c)	6,026,000	6,030,339
American International Group, Inc. 2.5% 6/30/25	5,000,000	5,286,613
Aon Corp. 2.2% 11/15/22	6,291,000	6,460,252
Equitable Financial Life Global Funding 0.5% 11/17/23 (a)	6,000,000	6,003,924
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	2,318,000	2,296,035
Guardian Life Global Funding 1.1% 6/23/25 (a)	4,747,000	4,769,204
MassMutual Global Funding II 0.85% 6/9/23 (a)	6,000,000	6,064,674
Metropolitan Life Global Funding I:
0.9% 6/8/23 (a)	3,627,000	3,666,094
1.95% 1/13/23 (a)	5,000,000	5,134,779
Metropolitan Tower Global Funding:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.550% 0.56% 1/17/23 (a)(b)(c)	5,000,000	5,026,558
0.55% 7/13/22 (a)	6,200,000	6,219,735
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4678% 1/10/23 (a)(b)(c)	7,757,000	7,784,351
1.1% 5/5/23 (a)	2,345,000	2,381,069
Northwestern Mutual Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.330% 0.34% 3/25/24 (a)(b)(c)	6,000,000	6,008,664
Pacific Life Global Funding II 1.2% 6/24/25 (a)	3,430,000	3,445,682
Principal Life Global Funding II U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 4/12/24 (a)(b)(c)	2,637,000	2,642,437
Protective Life Global Funding 0.502% 4/12/23 (a)	6,000,000	6,008,461
		85,228,871

TOTAL FINANCIALS		652,959,293

HEALTH CARE - 2.7%
Biotechnology - 1.1%
AbbVie, Inc.:
2.15% 11/19/21	11,000,000	11,102,313
2.3% 11/21/22	5,500,000	5,659,116
3.45% 3/15/22	11,629,000	11,859,558
		28,620,987
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 2.894% 6/6/22	4,264,000	4,367,726
Health Care Providers & Services - 0.6%
Anthem, Inc.:
0.45% 3/15/23	6,079,000	6,096,833
3.125% 5/15/22	5,646,000	5,802,243
Cigna Corp. 0.613% 3/15/24	1,433,000	1,434,706
CVS Health Corp. 3.7% 3/9/23	680,000	718,879
		14,052,661
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 0.7% 5/28/24	4,551,000	4,553,145
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,500,000	5,042,303
Elanco Animal Health, Inc. 4.912% 8/27/21 (b)	3,204,000	3,226,172
Mylan NV 3.125% 1/15/23 (a)	4,160,000	4,321,365
Utah Acquisition Sub, Inc. 3.15% 6/15/21	2,200,000	2,202,231
Viatris, Inc. 1.125% 6/22/22 (a)	1,140,000	1,147,685
		20,492,901

TOTAL HEALTH CARE		67,534,275

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	4,219,000	4,238,732
1.95% 2/1/24	5,000,000	5,137,986
4.875% 5/1/25	3,000,000	3,370,329
		12,747,047
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,860,598
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	6,029,878
Industrial Conglomerates - 0.4%
Roper Technologies, Inc. 0.45% 8/15/22	619,000	619,955
Siemens Financieringsmaatschappij NV:
0.4% 3/11/23 (a)	5,940,000	5,955,388
0.65% 3/11/24 (a)	3,769,000	3,782,397
		10,357,740
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.3675% 11/12/21 (b)(c)	7,221,000	7,230,243
0.25% 3/1/23	6,000,000	6,003,731
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.6443% 4/5/23 (b)(c)	3,329,000	3,329,175
		16,563,149
Road & Rail - 0.4%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8555% 7/30/21 (a)(b)(c)	5,178,000	5,176,647
3 month U.S. LIBOR + 0.950% 1.1405% 6/1/21 (a)(b)(c)	5,064,000	5,064,000
		10,240,647
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	2,107,000	2,098,407
2.625% 7/1/22	1,180,000	1,204,719
3.5% 1/15/22	6,047,000	6,162,353
International Lease Finance Corp. 5.875% 8/15/22	5,731,000	6,084,545
		15,550,024
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	685,000	701,794

TOTAL INDUSTRIALS		77,050,877

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	11,809,000	12,851,745
IT Services - 0.4%
PayPal Holdings, Inc. 1.35% 6/1/23	2,183,000	2,227,118
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,126,377
4.25% 6/9/23	6,026,000	6,440,149
		9,793,644
Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology, Inc. 0.983% 9/1/24 (a)	3,079,000	3,081,618
Micron Technology, Inc. 2.497% 4/24/23	2,761,000	2,861,876
		5,943,494
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	4,678,000	4,726,604

TOTAL INFORMATION TECHNOLOGY		33,315,487

MATERIALS - 0.5%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,323,000	3,495,197
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	881,000	882,886
The Mosaic Co. 3.25% 11/15/22	6,937,000	7,198,841
		11,576,924
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,916,209
Crown Castle International Corp. 1.35% 7/15/25	444,000	448,401
Welltower, Inc. 3.625% 3/15/24	2,497,000	2,691,708
		5,056,318
UTILITIES - 4.3%
Electric Utilities - 2.4%
Exelon Corp. 3.497% 6/1/22 (b)	10,129,000	10,420,276
FirstEnergy Corp.:
1.6% 1/15/26	476,000	461,720
2.05% 3/1/25	2,724,000	2,744,430
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.564% 7/28/23 (b)(c)	5,310,000	5,310,266
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.000% 0.26% 5/10/23 (b)(c)	5,308,000	5,310,866
2.85% 4/1/25	1,231,000	1,323,179
ITC Holdings Corp. 2.7% 11/15/22	3,596,000	3,704,145
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4201% 2/22/23 (b)(c)	7,000,000	7,001,870
0.65% 3/1/23	5,000,000	5,029,569
2.403% 9/1/21	3,000,000	3,016,368
2.75% 5/1/25	4,137,000	4,403,816
2.9% 4/1/22	1,137,000	1,162,386
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.443% 9/28/23 (b)(c)	2,688,000	2,689,271
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.4543% 12/3/21 (b)(c)	4,068,000	4,069,374
Southern Co. 0.6% 2/26/24	2,247,000	2,252,509
Virginia Electric & Power Co. 2.75% 3/15/23	616,000	639,660
		59,539,705
Gas Utilities - 0.7%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5654% 3/9/23 (b)(c)	3,890,000	3,891,029
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6843% 3/2/23 (b)(c)	5,170,000	5,171,720
Dominion Gas Holdings LLC 2.5% 11/15/24	989,000	1,043,932
ONE Gas, Inc. 0.85% 3/11/23	6,230,000	6,237,145
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5339% 9/14/23 (b)(c)	1,365,000	1,365,226
		17,709,052
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP:
0.833% 6/15/24 (a)	2,827,000	2,829,829
2.7% 6/15/21	738,000	738,567
		3,568,396
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.650% 0.66% 5/13/24 (b)(c)	4,294,000	4,298,766
2.5% 9/1/22	1,027,000	1,051,303
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7139% 9/15/23 (b)(c)	3,520,000	3,521,546
2.715% 8/15/21	3,638,000	3,655,896
DTE Energy Co.:
0.55% 11/1/22	5,000,000	5,013,581
2.25% 11/1/22	5,000,000	5,145,060
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,942,728
		24,628,880

TOTAL UTILITIES		105,446,033

TOTAL NONCONVERTIBLE BONDS
(Cost $1,264,625,639)		1,286,367,306

U.S. Treasury Obligations - 19.5%
U.S. Treasury Notes:
0.125% 8/15/23	$20,000,000	$19,978,125
0.25% 5/15/24	149,444,000	149,210,487
0.25% 7/31/25	75,000,000	73,898,438
0.375% 4/30/25	122,204,100	121,392,589
2.375% 8/15/24 (d)	48,892,000	52,029,873
2.875% 11/30/25	57,000,000	62,512,969
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $477,538,110)		479,022,481

U.S. Government Agency - Mortgage Securities - 2.3%
Fannie Mae - 0.8%
3% 12/1/31 to 7/1/36	9,791,147	10,339,538
3.5% 9/1/29	323,667	346,876
4.5% 3/1/39 to 9/1/49	7,138,154	7,792,013
5.5% 11/1/34	1,491,581	1,715,508
7.5% 11/1/31	317	372

TOTAL FANNIE MAE		20,194,307

Freddie Mac - 1.5%
2% 1/1/32	11,032,809	11,437,799
2.5% 11/1/28	8,997,648	9,435,560
3% 5/1/29 to 2/1/34	14,191,986	14,967,662
4% 4/1/26	221,793	235,696
8.5% 5/1/26 to 7/1/28	24,407	27,769

TOTAL FREDDIE MAC		36,104,486

Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	167,150	191,468
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $55,444,637)		56,490,261

Asset-Backed Securities - 14.5%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$193,725	$201,864
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	766,000	767,414
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2659% 1/15/32 (a)(b)(c)	6,469,000	6,469,408
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	2,690,303	2,688,625
American Express Credit Account Master Trust Series 2019-1 Class A, 2.87% 10/15/24	1,996,000	2,039,135
AmeriCredit Automobile Receivables Trust Series 2018-3 Class A3, 3.38% 7/18/23	1,160,780	1,169,458
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	7,227,000	7,218,603
Series 2021-A1 Class A1, 0.44% 9/15/26	6,557,000	6,558,557
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	345,358	346,606
BMW Vehicle Owner Trust Series 2020-A Class A2, 0.39% 2/27/23	2,705,913	2,707,735
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (a)	1,234,895	1,245,111
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,406,000	6,531,051
CarMax Auto Owner Trust:
Series 2017-4 Class A3, 2.11% 10/17/22	9,726	9,735
Series 2018-2 Class A3, 2.98% 1/17/23	711,593	715,600
Series 2018-4 Class A3, 3.36% 9/15/23	1,859,815	1,890,797
Series 2019-1 Class A3, 3.05% 3/15/24	2,609,457	2,654,247
Series 2019-4 Class A2A, 2.01% 3/15/23	294,872	295,709
Series 2020-3 Class A2A, 0.49% 6/15/23	3,696,801	3,700,857
Series 2020-4 Class A3, 0.5% 8/15/25	3,750,000	3,763,730
Series 2021-1 Class A3, 0.34% 12/15/25	3,598,000	3,598,658
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1514% 7/27/30 (a)(b)(c)	6,060,000	6,058,473
Chesapeake Funding II LLC:
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	378,823	379,918
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	1,373,642	1,407,521
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	2,047,781	2,079,717
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	3,058,273	3,077,705
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	1,055,636	1,067,418
Series 2019-C Class A2, 1.99% 3/15/23	228,969	229,329
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	3,088,641	3,119,205
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	72,807	72,935
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	612,823	614,472
Series 2020-P1 Class A, 2.26% 3/15/28 (a)	1,487,591	1,495,184
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/34 (b)(c)	123,743	119,450
Dell Equipment Finance Trust:
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	899,281	901,662
Class A3, 1.91% 10/22/24 (a)	1,891,000	1,910,559
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	2,371,000	2,374,342
Class A3, 0.57% 10/23/23 (a)	2,896,000	2,910,074
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	2,373,000	2,377,668
Discover Card Master Trust Series 2019-A1 Class A1, 3.04% 7/15/24	4,676,000	4,762,929
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	1,689,567	1,703,047
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	3,723,000	3,728,590
DT Auto Owner Trust Series 2019-4A Class A, 2.17% 5/15/23 (a)	198,303	198,492
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2226% 4/15/31 (a)(b)(c)	5,850,000	5,850,515
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	1,210,065	1,222,226
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	4,566,684	4,630,537
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	5,980,000	6,003,184
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	2,159,000	2,160,580
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	2,146,000	2,145,761
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	1,432,861	1,433,753
Ford Credit Auto Lease Trust:
Series 2020-A Class A3, 1.85% 3/15/23	2,173,000	2,188,928
Series 2020-B Class A3, 0.62% 8/15/23	4,490,000	4,509,509
Ford Credit Auto Owner Trust Series 2020-B Class A, 0.5% 2/15/23	2,830,810	2,833,857
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	4,952,000	4,988,527
GM Financial Automobile Leasing Trust:
Series 2019-2 Class A3, 2.67% 3/21/22	106,969	107,219
Series 2020-3 Class A3, 0.45% 8/21/23	3,056,000	3,064,982
GM Financial Consumer Automobile Receivables Trust:
Series 2020-1 Class A2, 1.83% 1/17/23	375,523	375,868
Series 2020-3 Class A2, 0.35% 7/17/23	2,952,542	2,955,054
Series 2020-4 Class A3, 0.38% 8/18/25	4,404,000	4,411,723
GM Financial Securitized Term Automobile Receivables Trust:
Series 2019-1 Class A3, 2.97% 11/16/23	1,517,319	1,535,346
2.32% 7/18/22	16,097	16,114
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	2,239,000	2,252,268
Series 2020-2 Class A, 0.69% 10/15/25 (a)	4,896,000	4,926,967
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	2,051,319	2,060,120
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	3,972,469	3,978,407
Hyundai Auto Lease Securitization Trust:
Series 2020-A:
Class A2, 1.9% 5/16/22 (a)	1,207,738	1,209,448
Class A3, 1.95% 7/17/23 (a)	3,019,000	3,049,595
Series 2021-A Class A3, 0.33% 1/16/24 (a)	4,015,000	4,021,241
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	40,652	40,710
Series 2019-B Class A3, 1.94% 2/15/24	3,398,000	3,437,832
Series 2020-B Class A2, 0.38% 3/15/23	3,929,918	3,932,749
Series 2020-C Class A3, 0.38% 5/15/25	4,772,000	4,783,252
John Deere Owner Trust Series 2020-A Class A2, 1.01% 1/17/23	982,751	984,186
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	1,491,069	1,499,112
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,975,000	2,024,813
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1879% 1/22/31 (a)(b)(c)	4,781,000	4,777,271
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	368,383	370,430
Series 2020-1A Class A, 2.24% 3/15/30 (a)	147,586	147,941
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	2,347,131	2,366,988
Series 2020-A Class A3, 1.84% 12/15/22	2,812,000	2,836,718
Series 2020-B Class A3, 0.4% 11/15/23	2,380,000	2,385,461
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	3,321,035	3,324,243
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	1,404,467	1,412,249
Class A3, 2.01% 12/12/24 (a)	3,817,000	3,922,259
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (a)(b)(c)	4,446,000	4,488,646
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5951% 3/10/22 (a)(b)(c)	5,188,000	5,189,043
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	2,614,315	2,611,298
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0% 5/20/29 (a)(b)(c)	6,395,000	6,396,074
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (b)(c)	318,972	320,140
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	57,629	57,747
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	433,810	435,550
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	4,043,000	4,044,421
Santander Drive Auto Receivables Trust Series 2021-2 Class A3, 0.34% 2/18/25	4,536,000	4,537,733
Santander Retail Auto Lease Trust:
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	213,886	214,149
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	1,451,458	1,455,570
Series 2020-B Class A3, 0.57% 4/22/24 (a)	5,414,000	5,438,802
Series 2021-A Class A3, 0.51% 7/22/24 (a)	3,228,000	3,238,890
Securitized Term Auto Receivables Trust:
Series 2018-2A Class A3 3.325% 8/25/22 (a)	1,123,860	1,130,317
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	1,256,763	1,269,951
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7339% 12/15/25 (a)(b)(c)	3,396,185	3,395,809
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,007,431	1,014,520
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1159% 11/18/30 (a)(b)(c)	6,386,000	6,384,397
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (b)(c)	144,982	135,280
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	1,570,970	1,573,683
Class A3, 0.68% 12/20/23 (a)	2,506,000	2,519,330
Tesla Auto Lease Trust:
Series 2019-A Class A2, 2.13% 4/20/22 (a)	2,501,980	2,514,821
Series 2021-A Class A3, 0.56% 3/20/25 (a)	4,639,000	4,658,953
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	3,136,000	3,202,869
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	145,267	146,004
Series 2020-C Class A3, 0.44% 10/15/24	6,000,000	6,017,379
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	271,836	272,262
Series 2021-2 Class A, 0.91% 6/20/31 (a)	3,546,000	3,550,582
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	1,773,401	1,777,648
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	5,706,506	5,709,770
Series 2021-NPL3 Class A1, 1.991% 5/25/51 (a)(b)	6,793,000	6,792,927
Verizon Master Trust Series 2021-1 Class A, 0.5% 5/20/27	4,543,000	4,548,395
Verizon Owner Trust:
Series 2018-A Class A1A, 3.23% 4/20/23	2,279,835	2,301,831
Series 2020-A Class A1A, 1.85% 7/22/24	5,529,000	5,633,932
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	4,229,000	4,263,574
Series 2020-A Class A3, 0.39% 1/22/24	6,000,000	6,019,001
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	937,036	943,902
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	1,474,780	1,489,609
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	2,671,000	2,708,082
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6209% 7/17/23 (a)(b)(c)	6,866,000	6,870,635
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 0.95% 4/17/30 (a)(b)(c)	6,000,000	6,000,612
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.450% 0.3793% 8/20/29 (a)(b)(c)	5,750,068	5,750,068
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	1,552,686	1,555,939
Series 2020-C Class A2, 0.35% 12/15/23	3,915,546	3,919,490
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	831,588	834,534
Series 2019-B Class A3, 2.03% 11/15/22	3,752,000	3,790,651
Series 2020-B Class A3, 0.45% 2/15/24	3,134,000	3,146,031
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	524,561	525,312
TOTAL ASSET-BACKED SECURITIES
(Cost $354,581,734)		356,135,696

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 1.2%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	1,487,024	1,488,941
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,770,061	1,769,237
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.597% 8/25/60 (a)(b)(c)	870,397	871,188
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9201% 12/22/69 (a)(b)(c)	853,000	854,100
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	5,157,000	5,265,663
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3451% 1/23/23 (a)(b)(c)	1,116,000	1,121,420
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4451% 4/23/23 (a)(b)(c)	5,299,000	5,314,049
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	612,227	613,355
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7338% 7/15/58 (a)(b)(c)	985,000	985,718
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	2,708,292	2,705,833
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	53,494	53,454
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	4,191,071	4,202,482
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	1,683	1,648
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (a)(b)(c)	3,614,420	3,618,971

TOTAL PRIVATE SPONSOR		28,866,059

U.S. Government Agency - 0.1%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.3916% 5/25/45 (b)(c)	757,495	760,085
sequential payer Series 2001-40 Class Z, 6% 8/25/31	84,602	95,720
Series 2016-27:
Class HK, 3% 1/25/41	727,068	771,765
Class KG, 3% 1/25/40	355,587	374,602
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.4416% 7/25/46 (b)(c)	889,190	895,045
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	99,591	100,005
Series 2015-4437 Class DE, 2% 10/15/32	109,401	109,900
Series 3949 Class MK, 4.5% 10/15/34	413,929	455,611

TOTAL U.S. GOVERNMENT AGENCY		3,562,733

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,219,565)		32,428,792

Commercial Mortgage Securities - 5.9%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,502,000	1,560,958
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)(f)	3,457,720	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	1,557,410	1,602,803
BX Commercial Mortgage Trust:
floater Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7623% 5/15/38 (a)(b)(c)	2,400,000	2,397,838
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (a)(b)(c)	2,552,823	2,556,018
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.001% 11/15/35 (a)(b)(c)	4,617,200	4,618,594
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (a)(b)(c)	2,450,000	2,445,326
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.021% 10/15/36 (a)(b)(c)	5,573,068	5,579,224
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	5,086,839	5,186,636
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	3,390,000	3,422,535
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (a)(b)(c)	1,128,000	1,128,341
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(b)(c)	4,293,526	4,294,823
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	5,188,000	5,335,040
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,201,183
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,007,055	1,051,915
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,419,412	2,558,285
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	3,872,300	3,901,389
Series 2013-CR11 Class ASB, 3.66% 8/10/50	1,268,968	1,312,056
Series 2014-CR18 Class ASB, 3.452% 7/15/47	1,377,718	1,421,760
Series 2012-CR4 Class ASB, 2.436% 10/15/45	259,983	263,462
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,119,176	1,134,576
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.081% 5/15/36 (a)(b)(c)	5,242,000	5,253,132
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	714,000	737,722
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,538,000	2,689,513
CSMC Commercial Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	155,709	156,020
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.851% 7/15/32 (a)(b)(c)	1,279,000	1,262,835
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,774,000	1,806,752
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	7,834,000	7,950,067
Class A3, 3.482% 1/10/45	2,345,336	2,359,347
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,871,000	3,955,542
Class A4, 3.377% 5/10/45	4,156,996	4,175,931
Series 2014-GC18 Class AAB, 3.648% 1/10/47	29,974	31,057
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,889,423	6,888,098
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,408,000	4,533,977
Series 2017-GS8 Class A1, 2.222% 11/10/50	521,082	526,068
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	7,318,295	7,502,731
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,346,000	5,490,143
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.101% 9/15/29 (a)(b)(c)	2,243,000	2,246,227
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	1,963,780	2,008,831
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,771	2,771
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	1,245,000	1,279,021
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	1,160,198	1,234,189
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(c)	2,458,000	2,459,543
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.251% 8/15/37 (a)(b)(c)	617,000	619,665
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,304,040	1,388,246
Series 2016-C32 Class A1, 1.968% 12/15/49	370,601	371,663
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,286,000	3,459,167
Series 2011-C3 Class AJ, 5.2155% 7/15/49 (a)(b)	1,545,340	1,549,920
Series 2016-BNK2 Class A1, 1.424% 11/15/49	144,418	144,427
Series 2019-H7 Class A1, 2.327% 7/15/52	2,090,737	2,141,101
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8881% 4/10/46 (a)(b)(c)	3,941,920	3,930,855
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	1,513,410	1,538,113
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,734,005
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	3,202,742	3,407,065
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,745,000	2,937,955
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	196,023	199,877
Series 2013-C14 Class ASB, 2.977% 6/15/46	326,587	334,454
Series 2013-C16 Class ASB, 3.963% 9/15/46	498,086	517,293
Series 2014-C20 Class ASB, 3.638% 5/15/47	944,397	986,939
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $144,840,165)		144,783,024

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $7,572,580)	7,565,000	7,696,982

Bank Notes - 0.9%
BBVA U.S.A. 2.875% 6/29/22	1,344,000	1,378,672
Capital One NA 2.15% 9/6/22	6,739,000	6,886,790
Discover Bank 3.35% 2/6/23	5,000,000	5,233,105
First Republic Bank 1.912% 2/12/24 (b)	2,271,000	2,322,507
RBS Citizens NA 3.25% 2/14/22	1,028,000	1,047,093
Truist Bank 3.502% 8/2/22 (b)	4,421,000	4,444,571
TOTAL BANK NOTES
(Cost $20,903,022)		21,312,738

Commercial Paper - 0.2%
HSBC U.S.A., Inc. yankee 0.4% 2/9/22
(Cost $4,985,944)	5,000,000	4,987,721
TOTAL COMMERCIAL PAPER
(Cost $4,985,944)		4,987,721
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.03% (g)
(Cost $86,764,121)	86,746,771	86,764,121
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,449,475,517)		2,475,989,122
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(18,876,185)
NET ASSETS - 100%		$2,457,112,937

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	167	Sept. 2021	$36,862,641	$16,637	$16,637

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $577,142,416 or 23.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $75,557.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,588
Fidelity Securities Lending Cash Central Fund	4,038
Total	$22,626

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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